INTANGIBLE ASSETS - Schedule of Goodwill for Cash Generating Units (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,199	£ 1,199	£ 1,199
Personal Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169		£ 1,169
Discount rate	12.10%		12.20%
Growth rate beyond initial cash flow projections	1.50%		1.60%
Private Banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30		£ 30
Discount rate	10.00%		9.80%
Growth rate beyond initial cash flow projections	1.50%		1.60%